Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel:  202.739.3000
Fax:  202.739.3001
www.morganlewis.com

November 3, 2010


VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re: The Advisors' Inner Circle Fund II: Post-Effective Amendment No. 97 (File Nos. 033-50718 and 811-07102) Filing Pursuant to Rule 485(a)
        ------------------------------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, and the Investment Company Act of 1940, Post-Effective Amendment No. 97 to the Trust's Registration Statement on Form N-1A ("PEA No. 97"). The purpose of PEA No. 97 is to register a new class of Shares, Institutional Shares, for the Trust's Champlain Mid Cap Fund.

If you have any questions regarding PEA No. 97, please do not hesitate to contact me at (202) 739-5676.


Sincerely,

/s/ Beau Yanoshik
-----------------
Beau J. Yanoshik